Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

UBS Securities LLC

UBS AG New York Branch

(collectively, the “Specified Parties”):

Re: SYCA Commercial Mortgage Trust 2025-WAG – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SYCA 2025-WAG Securitization Tape.xlsx” provided by the Company on October 14, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 207 related mortgaged properties (the “Mortgaged Properties”) as of October 24, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by SYCA Commercial Mortgage Trust 2025-WAG, Commercial Mortgage Pass-Through Certificates, Series 2025-WAG (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

On October 10, 2025, we issued an independent accountants’ agreed-upon procedures report relating to certain information with respect to one mortgage loan and 207 related mortgaged properties. The Company informed us that they intended to add additional specified attributes to the data file and requested that a new report be issued. The independent accountants’ agreed-upon procedures report described herein supersedes the report issued on October 10, 2025. Furthermore, the specified parties are instructed to no longer use or rely upon the report issued on October 10, 2025.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 14, 2025

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan No.	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal
City	Appraisal
State	Appraisal
County	Appraisal
Zip	Appraisal
Market	Underwriting File
# of Buildings	Appraisal
Property Type	Underwriting File
Property Sub type	Provided by the Company
Anchor Tenant	Rent Roll
Occupancy %	Underwriting File
Occupancy % as of Date	Provided by the Company
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Guarantor	Draft Loan Agreement
SF	Underwriting File
Loan Purpose	Provided by the Company
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Cut-off Date	Provided by the Company
Maturity Date or Anticipated Repayment Date	Provided by the Company
Mortgage Rate	Provided by the Company
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Rate Type	Draft Loan Agreement
Interest Accrual Basis	Draft Loan Agreement
Interest Rate Change Amount	Draft Loan Agreement
Interest Rate Change Trigger	Draft Loan Agreement
Allocated Loan Amount	Provided by the Company
Trust Notes Original Principal Balance	Provided by the Company
Trust Notes Cut-off Date Balance	Provided by the Company
Trust Notes Balloon Payment	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Pari Passu Debt (Y/N)	Provided by the Company
Whole Loan Original Principal Balance	Draft Loan Agreement
Prepayment Restriction Code	Provided by the Company
Partial Release and/or Prepayment Description	Draft Loan Agreement
Amortization Term (Original) (months)	Draft Loan Agreement
Amortization Term (Remaining) (months)	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Value Upon Stabilization	Appraisal
Stabilization Date	Appraisal
LTV Adjusted (Y/N)	Provided by the Company
LTV Adjustment Amount	Provided by the Company
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
Year Built	Appraisal
Year Renovated	Appraisal
Parking Spaces	Appraisal
Land Size (Acres)	Underwriting File
WA Lease Commencement	Rent Roll
WA Lease Exp.	Rent Roll
Tenant Sales (2024)	Underwriting File
5-Mile Pop.	Underwriting File
5-Mile Median HH Income	Underwriting File
In-Place Base Rent	Underwriting File
Reimbursements	Underwriting File
Vacancy	Underwriting File
Effective Gross Income	Underwriting File
Real Estate Taxes	Underwriting File
Insurance	Underwriting File
Total Expenses	Underwriting File
UW NOI	Underwriting File
Tenant Improvements	Underwriting File
Leasing Commissions	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Total CapEx	Underwriting File
UW NCF	Underwriting File
Loan Cross Portfolio Name	Provided by the Company
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Cash Management Agreement; Draft Loan Agreement
Cash Management	Draft Cash Management Agreement; Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
Cap Ex Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Springing Replacement Reserve Description	Draft Loan Agreement
Interest and Carry Reserve (Initial)	Draft Loan Agreement
Interest and Carry Reserve (Monthly)	Draft Loan Agreement
Springing Interest and Carry Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Provided by the Company
Sub Sec Debt Cut-Off Date Principal Balance	Provided by the Company
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Provided by the Company
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Provided by the Company
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Date	Environmental Report
Phase II Performed	Environmental Matrix File
Engineering Report Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Provided by the Company
Single-Tenant (Y/N)	Rent Roll
Largest Tenant Name	Rent Roll
Largest Tenant SqFt	Underwriting File
Largest Tenant Exp. Date	Rent Roll

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Whole Loan Cut-Off Date Balance multiplied by Interest Accrual Basis on an annualized basis multiplied by Mortgage Rate, divided by 12
Allocated Loan Amount %	Allocated Loan Amount divided by aggregate sum of the individual Allocated Loan Amount
Whole Loan Cut-Off Date Balance	Set equal to Whole Loan Original Principal Balance
Whole Loan Maturity Date Balance	Set equal to Whole Loan Cut-Off Date Balance
Loan Term (Original) (months)	Number of monthly payments between and including the First Payment Date and Maturity Date or Anticipated Repayment Date
Loan Term (Remaining) (months)	Loan Term (Original) (months) minus Seasoning (months)
IO Period (months)	Set equal to Loan Term (Original) (months)
Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0
Cut-Off Date As-Is LTV Ratio	Whole Loan Cut-Off Date Balance divided by As-Is Appraised Value
As-Is LTV Ratio at Maturity or ARD	Whole Loan Maturity Date Balance divided by As-Is Appraised Value
UW NCF DSCR	UW NCF divided by Monthly Debt Service Amount multiplied by 12
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Whole Loan Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Whole Loan Cut-Off Date Balance
Total Rental Revenue	Set equal to In-Place Base Rent
Net Rental Income	Total Rental Revenue minus Vacancy
% of Total NCF	UW NCF divided by aggregate sum of the individual UW NCF

B-1